Federated Hermes International Leaders Fund
Portfolio of Investments
August 31, 2025 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—94.8%
		Australia—0.6%
2,379,435		Glencore PLC	$ 9,403,533
		Belgium—1.7%
148,661		Anheuser-Busch InBev SA/NV	9,303,930
69,190		UCB SA	16,219,667
		TOTAL	25,523,597
		China—1.4%
325,152	[1]	Prosus NV	20,050,621
		Denmark—0.4%
110,330		Novo Nordisk A/S	6,227,456
		Finland—0.9%
212,497		Kone OYJ, Class B	13,353,143
		France—15.0%
88,954		Airbus SE	18,650,529
947,331	[1]	Alstom SA	22,786,718
483,813		AXA SA	22,509,412
208,237		BNP Paribas SA	18,702,240
149,640		Capgemini SE	21,243,677
173,740		Compagnie de St. Gobain SA	18,757,435
30,387		L’Air Liquide S.A.	6,269,530
24,585		LVMH Moet Hennessy Louis Vuitton SE	14,486,561
967,549		Orange SA	15,755,941
79,165		Pernod Ricard SA	8,996,903
143,656		Publicis Groupe SA	13,238,645
165,486		Sanofi	16,442,278
94,371		Schneider Electric SE	23,161,681
		TOTAL	221,001,550
		Germany—13.4%
56,676		Allianz SE	23,951,387
132,793		Bayerische Motoren Werke AG	13,928,100
79,048		Beiersdorf AG	9,096,216
171,570		Daimler Truck Holding AG	8,079,970
374,477		Deutsche Telekom AG	13,696,289
392,033		E.ON SE	6,990,452
25,072		Heidelberg Materials AG	5,942,913
7,306		Rheinmetall AG	14,443,253
386,978		RWE AG	15,504,184
83,387		SAP SE	22,672,840
164,123		Siemens AG	45,442,129
320,193		Siemens Healthineers AG	17,736,291
		TOTAL	197,484,024
		Hong Kong—2.7%
407,172		AIA Group Ltd., ADR	15,464,392
1,830,180		Prudential PLC	24,463,915
		TOTAL	39,928,307
		Ireland—4.2%
147,366		CRH PLC	16,607,575

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Ireland—continued
267,433		Kerry Group PLC	$ 24,475,025
433,160		Smurfit WestRock PLC	20,433,333
		TOTAL	61,515,933
		Italy—1.7%
319,091		UniCredit SpA	24,695,352
		Japan—16.5%
51,100		Disco Corp.	14,188,078
1,111,300		Hitachi Ltd.	29,939,790
187,400		Hoya Corp.	24,223,638
130,800		IHI Corp.	13,571,134
75,300		Keyence Corp.	28,745,653
1,179,600		Mitsubishi Estate Co. Ltd.	25,323,293
1,358,700		Mitsubishi UFJ Financial Group, Inc.	20,535,374
731,500		NEC Corporation	22,487,908
741,600		Sony Group Corp.	20,465,648
579,800		Sumitomo Mitsui Financial Group, Inc.	15,698,999
368,400		Sumitomo Mitsui Trust Group, Inc.	10,531,512
723,700		Suzuki Motor Corp.	9,552,253
424,900		Toyota Motor Corp.	8,287,219
		TOTAL	243,550,499
		Netherlands—4.4%
27,642	[1]	Argenx SE, ADR	19,686,632
11,266		ASM International NV	5,406,599
25,925		ASML Holding N.V.	19,258,404
216,700	[1]	CVC Capital Partners PLC	4,366,297
206,833		Heineken N.V.	16,709,785
		TOTAL	65,427,717
		Portugal—0.7%
517,469		Galp Energia, SGPS S.A.	10,059,640
		South Korea—1.0%
303,517		Samsung Electronics Co. Ltd.	15,186,747
		Spain—1.8%
2,850,553		Banco Santander, S.A.	27,190,665
		Switzerland—5.7%
185,171		Alcon AG	14,754,539
46,789		Cie Financiere Richemont SA	8,188,232
193,789		DSM-Firmenich AG	18,915,862
114,871		Nestle S.A., ADR	10,811,659
52,271		Sika AG	12,138,958
491,002		UBS Group AG	19,852,711
		TOTAL	84,661,961
		Taiwan—0.7%
46,517		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	10,739,380
		United Kingdom—22.0%
438,214		Anglo American PLC	13,484,639
159,850		Ashtead Group PLC	11,756,332
341,746		AstraZeneca PLC	54,633,784
2,120,839		Aviva PLC	18,691,325
3,109,346		Barclays PLC	15,136,209
3,374,705		Barratt Redrow PLC	16,414,273
396,108		Diageo PLC	11,019,690

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—continued
2,051,484	HSBC Holdings PLC	$ 26,289,790
402,420	Imperial Brands PLC	16,991,294
3,983,836	Melrose Industries PLC	31,677,546
875,917	National Grid PLC	12,319,165
1,733,174	Natwest Group plc	11,990,851
216,455	Relx PLC	10,094,938
4,013,150	Rentokil Initial PLC	19,861,434
595,456	Shell PLC	22,034,928
896,701	SSE PLC	20,961,889
590,331	Standard Chartered PLC	11,051,146
	TOTAL	324,409,233
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,108,083,394)	1,400,409,358
	INVESTMENT COMPANY—4.2%
61,765,280	Federated Hermes Government Obligations Fund, Premier Shares, 4.22%[2] (IDENTIFIED COST $61,765,280)	61,765,280
	TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $1,169,848,674)	1,462,174,638
	OTHER ASSETS AND LIABILITIES - NET—1.0%[3]	14,173,927
	NET ASSETS—100%	$1,476,348,565
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 11/30/2024	$9,235,944
Purchases at Cost	$447,694,246
Proceeds from Sales	$(395,164,910)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2025	$61,765,280
Shares Held as of 8/31/2025	61,765,280
Dividend Income	$2,161,744

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$56,702,063	$1,343,707,295	$—	$1,400,409,358
Investment Company	61,765,280	—	—	61,765,280
TOTAL SECURITIES	$118,467,343	$1,343,707,295	$—	$1,462,174,638

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt